Note 2 - Basis of Preparation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effect of Transition of BCRA GAAP to IFRS-IASB Abstract
First Time Adoption of IFRS-IASB

Until December 31, 2017 the Bank prepared its consolidated financial statements in accordance with rules prescribed or permitted by Argentina Central Bank (“BCRA GAAP”).

The Bank followed the provisions of IFRS 1, “First Time Adoption of IFRS”, in preparing its consolidated statement of financial position as of the date of transition, January 1, 2017. Certain of the Bank’s IFRS-IASB accounting policies used for this opening consolidated statement of financial position differed from BCRA GAAP policies applied at the same date. The resulting adjustments arose from events and transactions before the date of transition to IFRS-IASB. Therefore, as required by IFRS 1, those adjustments were recognized directly through retained earnings (or another category of equity where appropriate) as of January 1, 2017. This is the effect of the general rule of IFRS 1 which is to apply IFRS-IASB retrospectively. There are some exceptions required and some exemptions permitted by IFRS 1. The Group applied the following exemptions allowed by IFRS 1:

a) Considered the fair value of its real estate as of January 1, 2017 as deemed cost at that date;

b) Decided not to apply IFRS 3 retrospectively to past business combinations. The carrying amount of goodwill as of January 1, 2017 corresponds to the amount at that date in accordance with BCRA GAAP and;

c) Decided to apply the requirements of IFRS 9 (issued in 2014) as from January 1, 2018. For comparative information, the Group has applied IAS 39. The impact of this change in accounting policy is explained in Note 2.3.

Changes in Accounting Policies - Adoption of IFRS 9

As mentioned in the Note 5.4.b), IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards. The main changes between these two standards relate to the classification of financial assets, the introduction of the expected credit loss model to determine impairment of financial assets.

The application of this standard on January 1, 2018, had a significant impact on the consolidated financial statements of the Bank at that date.

The Group reassessed the classification of its financial assets and liabilities and concluded that:

  Loans and receivables: all instruments under this classification under IAS 39 fulfil the requirements of IFRS 9 to be classified as financial assets at amortized cost.
  Held-to-maturity: all instruments under this classification under IAS 39 fulfil the requirements of IFRS 9 to be classified as financial assets at amortized cost.
  Available-for-sale: all instruments under this classification under IAS 39 fulfil the requirements of IFRS 9 to be classified as financial assets at fair value through other comprehensive income.
  At fair value through profit and loss: remains unchanged.

However, regarding impairment, the Group has determined in accordance with IFRS 9, that the allowance for loan losses and provision for financial guarantees and loan commitments are 1,036,297 higher than the allowance determined in accordance with IAS 39 and the provision under IAS 37 as of January 1, 2018. The pertinent adjustment, net of the related income tax effect of 310,889, has been recorded in Equity, in the line Retained earnings. Comparative information was not restated.